LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.40%
INVESTMENT COMPANIES–97.40%
Equity Funds–77.43%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	43,937	$ 3,654,036
LVIP MFS Value Fund	482,620	24,858,809
LVIP SSGA Mid-Cap Index Fund	396,717	5,740,883
LVIP SSGA Nasdaq-100 Index Fund	155,314	1,484,648
LVIP SSGA S&P 500 Index Fund	1,510,436	38,611,275
LVIP SSGA Small-Cap Index Fund	232,595	9,408,243
LVIP SSGA Small-Mid Cap 200 Fund	147,999	2,469,365
LVIP T. Rowe Price Growth Stock Fund	341,190	22,527,060
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	170,971	6,253,610
LVIP Wellington Mid-Cap Value Fund	274,774	8,155,827
		123,163,756
Fixed Income Funds–17.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	439,031	4,645,829
LVIP Delaware Bond Fund	577,299	8,065,446
LVIP SSGA Bond Index Fund	673,464	7,840,460
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Western Asset Core Bond Fund	775,125	$ 8,044,248
		28,595,983
Global Equity Fund–1.99%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	340,024	3,168,687
		3,168,687
Total Affiliated Investments (Cost $124,877,253)		154,928,426
UNAFFILIATED INVESTMENT–2.09%
INVESTMENT COMPANY–2.09%
Money Market Fund–2.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	3,330,802	3,330,802
Total Unaffiliated Investment (Cost $3,330,802)		3,330,802

TOTAL INVESTMENTS–99.49% (Cost $128,208,055)	158,259,228
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.51%	812,322
NET ASSETS APPLICABLE TO 13,315,879 SHARES OUTSTANDING–100.00%	$159,071,550

✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
4	E-mini Russell 2000 Index	$444,500	$468,023	6/18/21	$—	$(23,523)
17	E-mini S&P 500 Index	3,372,290	3,329,038	6/18/21	43,252	—
2	E-mini S&P MidCap 400 Index	521,060	525,681	6/18/21	—	(4,621)
Total Futures Contracts					$43,252	$(28,144)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$154,928,426	$—	$—	$154,928,426
Unaffiliated Investment Company	3,330,802	—	—	3,330,802
Total Investments	$158,259,228	$—	$—	$158,259,228
Derivatives:
Assets:
Futures Contract	$43,252	$—	$—	$43,252
Liabilities:
Futures Contracts	$(28,144)	$—	$—	$(28,144)
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.40%@
Equity Funds-77.43%@
✧✧LVIP Baron Growth Opportunities Fund	$3,495,706	$362,330	$266,321	$7,008	$55,313	$3,654,036	43,937	$—	$—
✧✧LVIP MFS Value Fund	20,234,402	3,103,361	372,859	(1,463)	1,895,368	24,858,809	482,620	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	5,008,230	521,755	464,719	15,737	659,880	5,740,883	396,717	—	—
‡,✧✧LVIP SSGA Nasdaq-100 Index Fund	—	1,558,791	7,975	(399)	(65,769)	1,484,648	155,314	—	—
✧✧LVIP SSGA S&P 500 Index Fund	35,697,892	3,739,619	3,067,869	57,530	2,184,103	38,611,275	1,510,436	—	—
✧✧LVIP SSGA Small-Cap Index Fund	8,189,012	852,711	679,869	25,111	1,021,278	9,408,243	232,595	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,152,378	217,398	456,178	74,531	481,236	2,469,365	147,999	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	20,879,332	2,210,212	1,025,421	5,687	457,250	22,527,060	341,190	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	5,764,470	620,817	101,653	(3,434)	(26,590)	6,253,610	170,971	—	—
✧✧LVIP Wellington Mid-Cap Value Fund	6,422,869	869,436	116,243	132	979,633	8,155,827	274,774	—	—
Fixed Income Funds-17.98%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,945,574	766,085	73,349	(92)	7,611	4,645,829	439,031	—	—
✧✧LVIP Delaware Bond Fund	6,957,135	1,472,300	129,584	(6,433)	(227,972)	8,065,446	577,299	—	—
✧✧LVIP SSGA Bond Index Fund	7,061,321	1,172,297	130,035	(4,139)	(258,984)	7,840,460	673,464	—	—
✧✧LVIP Western Asset Core Bond Fund	6,972,084	1,492,252	129,584	(3,966)	(286,538)	8,044,248	775,125	—	—
Global Equity Fund-1.99%@
✧✧LVIP BlackRock Global Real Estate Fund	2,682,027	337,553	48,899	(5,320)	203,326	3,168,687	340,024	—	—
Total	$135,462,432	$19,296,917	$7,070,558	$160,490	$7,079,145	$154,928,426		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2020.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4